Note 11 - Goodwill and Intangible Assets (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 11, 2021 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Total intangible assets other than goodwill	$ 99,983	$ 103,627
Cash generating unit, nominal growth rate	3.00%	1.90%
Risk-free rate, significant unobservable inputs, assets	3.88%	1.60%
Market risk premium rate, ignificant unobservable inputs, assets	4.59%	4.84%
Estimated beta for equity	0.92	0.88
Equity to total capital, percent	100.00%	100.00%
Sensitivity analysis, reasonably possible increase (decrease) in revenue	13.30%
Sensitivity analysis, reasonably possible increase (decrease) in operating expenditure	10.10%
Sensitivity analysis, reasonably possible increase (decrease) in WACC	4.90%
Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.128	0.111
Weighted average cost of capital pre-tax, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.146	0.129
Country risk premium, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.0185	0.0182
Size premium, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	0.0291	0.0342
Opera Norway AS [member]
Statement Line Items [Line Items]
Goodwill recognised as of acquisition date				$ 421,600
YoYo Games Limited [member]
Statement Line Items [Line Items]
Goodwill recognised as of acquisition date		$ 7,900	$ 8,792
European fintech business [member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill		$ 3,100
Browser and News [member]
Statement Line Items [Line Items]
Cash flows, annualized growth rate	16.10%	16.20%
Browser and News [member] | Trademark [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life		$ 70,600
Intangible assets under development [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 2,200
Licences [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,000	900
Total intangible assets other than goodwill	$ 0
Technology-based intangible assets [member] | European fintech business [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		$ 1,600